Equity affiliates, other investments and related parties - Other associates and joint ventures (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Equity affiliates
Non current assets	$ 178,140	$ 182,322	$ 186,453
Current assets	125,724	111,136	79,679
TOTAL ASSETS	303,864	293,458	266,132
Shareholders' equity - TotalEnergies share	111,724	111,736	103,702
Non-controlling interests	2,846	3,263	2,383
Non current liabilities	79,516	83,357	95,371
Current liabilities	109,778	95,102	64,676
TOTAL LIABILITIES & SHAREHOLDERS' EQUITY	303,864	293,458	266,132
Revenues from sales	263,310	184,634	119,704
Net income (TotalEnergies share)	21,044	16,366	(7,336)
Non-controlling interests	518	334	(94)
Share of Other Comprehensive Income, net amount	3,497	706	(1,831)
Equity value	24,156	26,521	22,847
Profit/(loss)	(1,892)	3,438	452
Associates
Equity affiliates
Non current assets	6,014	5,987	5,454
Current assets	1,591	1,849	1,299
TOTAL ASSETS	7,605	7,836	6,753
Shareholders' equity - TotalEnergies share	1,423	1,366	1,183
Non current liabilities	5,296	5,455	4,881
Current liabilities	886	1,015	689
TOTAL LIABILITIES & SHAREHOLDERS' EQUITY	7,605	7,836	6,753
Revenues from sales	2,338	2,450	2,154
Net income (TotalEnergies share)	488	514	478
Share of Other Comprehensive Income, net amount	140	68	(29)
Equity value	2,285	2,188	2,049
Profit/(loss)	436	(992)	452
Dividends paid to TotalEnergies	469	498	409
Joint ventures
Equity affiliates
Non current assets	17,484	9,745	7,002
Current assets	3,485	1,799	1,671
TOTAL ASSETS	20,969	11,544	8,673
Shareholders' equity - TotalEnergies share	4,042	2,531	1,963
Non-controlling interests	1,414
Non current liabilities	12,422	7,460	5,469
Current liabilities	3,091	1,553	1,241
TOTAL LIABILITIES & SHAREHOLDERS' EQUITY	20,969	11,544	8,673
Revenues from sales	7,202	4,850	3,116
Net income (TotalEnergies share)	436	381	202
Non-controlling interests	110
Share of Other Comprehensive Income, net amount	52	38	(130)
Equity value	8,735	4,782	3,779
Profit/(loss)	(3)	823	265
Dividends paid to TotalEnergies	$ 109	$ 96	$ 59